RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN (Details 1) - USD ($)	Mar. 31, 2015	Mar. 31, 2014
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	$ (26,329,293)	$ (30,447,522)
Add back losses not recognized under the equity method	20,593,550	23,128,112
Impairment loss in investments in operating limited partnerships	(1,350,529)	(2,314,771)
Less share of loss - three months ended March 31, 2015 and 2014	(311,421)	(514,213)
Other	7,397,693	10,148,394
Investments in operating limited partnerships - as reported	0	0
Series Seven [Member]
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	0
Add back losses not recognized under the equity method	0	0
Impairment loss in investments in operating limited partnerships	0	0
Less share of loss - three months ended March 31, 2015 and 2014	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series Nine [Member]
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(5,128,323)	(5,659,111)
Add back losses not recognized under the equity method	3,615,838	3,765,371
Impairment loss in investments in operating limited partnerships	(151,618)	(151,618)
Less share of loss - three months ended March 31, 2015 and 2014	0	0
Other	1,664,103	2,045,358
Investments in operating limited partnerships - as reported	0	0
Series Ten [Member]
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(3,369,595)	(3,680,320)
Add back losses not recognized under the equity method	2,630,032	2,653,102
Impairment loss in investments in operating limited partnerships	(80,832)	(252,659)
Less share of loss - three months ended March 31, 2015 and 2014	0	0
Other	820,395	1,279,877
Investments in operating limited partnerships - as reported	0	0
Series Eleven [Member]
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(5,823,920)	(6,956,487)
Add back losses not recognized under the equity method	4,489,063	5,203,502
Impairment loss in investments in operating limited partnerships	(34,628)	(282,491)
Less share of loss - three months ended March 31, 2015 and 2014	0	0
Other	1,369,485	2,035,476
Investments in operating limited partnerships - as reported	0	0
Series Twelve [Member]
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(4,406,383)	(5,005,354)
Add back losses not recognized under the equity method	3,748,794	3,720,151
Impairment loss in investments in operating limited partnerships	0	(62,060)
Less share of loss - three months ended March 31, 2015 and 2014	(115,443)	(130,802)
Other	773,032	1,478,065
Investments in operating limited partnerships - as reported	0	0
Series Fourteen [Member]
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(7,601,072)	(9,146,250)
Add back losses not recognized under the equity method	6,109,823	7,785,986
Impairment loss in investments in operating limited partnerships	(1,083,451)	(1,565,943)
Less share of loss - three months ended March 31, 2015 and 2014	(195,978)	(383,411)
Other	2,770,678	3,309,618
Investments in operating limited partnerships - as reported	$ 0	$ 0